Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings
Schedule of borrowings

	As of December 31,
	2020	2021
Amounts due within one year	109,673	103,493
Less: unamortized deferred loan issuance costs	(4,765)	(4,186)
Borrowings—current portion	104,908	99,307
Amounts due after one year	1,195,241	996,242
Less: unamortized deferred loan issuance costs	(14,606)	(9,791)
Borrowings—non-current portion	1,180,635	986,451
Total	1,285,543	1,085,758

Borrowings repayment schedule

As of
December 31,
2021
Not later than one year	103,493
Later than one year and not later than three years	410,810
Later than three years and not later than five years	526,485
Later than five years	58,947
Total	1,099,735